Borrowings - Schedule of Repurchase Agreements (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Repurchase Agreements And Others [Line Items]
Repurchase Agreements And Others	₩ 12,803,106	₩ 15,652,135
Individuals, groups and corporations
Disclosure Of Detailed Information About Repurchase Agreements And Others [Line Items]
Repurchase Agreements And Others	₩ 12,794,534	15,645,498
Individuals, groups and corporations | Bottom of range
Disclosure Of Detailed Information About Repurchase Agreements And Others [Line Items]
Annual interest rate	0.00%
Individuals, groups and corporations | Top of range
Disclosure Of Detailed Information About Repurchase Agreements And Others [Line Items]
Annual interest rate	6.60%
Counter sale
Disclosure Of Detailed Information About Repurchase Agreements And Others [Line Items]
Repurchase Agreements And Others	₩ 8,572	₩ 6,637
Counter sale | Bottom of range
Disclosure Of Detailed Information About Repurchase Agreements And Others [Line Items]
Annual interest rate	1.55%
Counter sale | Top of range
Disclosure Of Detailed Information About Repurchase Agreements And Others [Line Items]
Annual interest rate	2.00%